T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 97.0%
			Multiline Retail 2.4%
COMMUNICATION SERVICES 3.5%			Dollar General	39,000	8,175
			Dollar Tree (1)	50,000	4,567
Entertainment 1.4%
					12,742
Spotify Technology (1)	19,000	4,609
Zynga, Class A (1)	275,000	2,508	Specialty Retail 3.6%
		7,117	Burlington Stores (1)	35,000	7,213
			CarMax (1)	15,000	1,379
Interactive Media & Services 2.1%
			Five Below (1)	9,000	1,143
IAC/InterActiveCorp (1)	23,000	2,755
			O'Reilly Automotive (1)	11,000	5,072
Match Group (1)	77,000	8,520
			Ross Stores	26,000	2,426
		11,275	Ulta Beauty (1)	7,000	1,568
Total Communication Services		18,392			18,801
CONSUMER DISCRETIONARY 14.5%			Textiles, Apparel & Luxury Goods 0.7%
Auto Components 1.0%			Lululemon Athletica (1)	3,000	988
Aptiv	54,000	4,951	Tapestry	19,000	297
Visteon (1)	1,000	69	VF	31,000	2,178
		5,020			3,463
Diversified Consumer Services 1.0%			Total Consumer Discretionary		75,598
Bright Horizons Family Solutions			CONSUMER STAPLES 2.3%
(1)	4,321	657
			Food & Staples Retailing 1.5%
ServiceMaster Global Holdings
(1)	118,000	4,706	Casey's General Stores	36,000	6,395
		5,363	Sprouts Farmers Market (1)	70,000	1,465
Hotels, Restaurants & Leisure 5.3%					7,860
Chipotle Mexican Grill (1)	3,000	3,731	Food Products 0.4%
Domino's Pizza	2,400	1,021	TreeHouse Foods (1)	54,000	2,189
DraftKings, Class A (1)	31,000	1,824			2,189
Dunkin' Brands Group	54,000	4,423	Household Products 0.4%
Hilton Worldwide Holdings	62,000	5,290
			Reynolds Consumer Products	58,000	1,776
Marriott International, Class A	22,000	2,037
					1,776
MGM Resorts International	221,000	4,807
Vail Resorts	20,000	4,279	Total Consumer Staples		11,825
		27,412	ENERGY 1.0%
Internet & Direct Marketing Retail 0.5%			Oil, Gas & Consumable Fuels 1.0%
Etsy (1)	23,000	2,797	Concho Resources	62,000	2,735
		2,797	Pioneer Natural Resources	19,000	1,634

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Venture Global LNG, Series B,			Exact Sciences (1)	31,000	3,160
Acquisition Date: 3/8/18, Cost			Incyte (1)	47,000	4,218
$60 (1)(2)(3)	20	77
			Ionis Pharmaceuticals (1)	46,000	2,183
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 -			Neurocrine Biosciences (1)	23,000	2,212
3/8/18, Cost $511 (1)(2)(3)	139	535	Seattle Genetics (1)	31,000	6,066
Total Energy		4,981	Ultragenyx Pharmaceutical (1)	7,000	575

FINANCIALS 5.6%					27,673

Banks 0.3%			Health Care Equipment & Supplies 9.5%

Webster Financial	64,000	1,690	Alcon (1)	50,000	2,847

		1,690	Align Technology (1)	6,000	1,964
			Cooper	25,000	8,428
Capital Markets 3.7%
			DENTSPLY SIRONA	27,000	1,181
Cboe Global Markets	46,000	4,036	Hologic (1)	208,000	13,826
Churchill Capital III, Class A (1)	155,000	1,589	ICU Medical (1)	12,000	2,193
KKR	108,000	3,709	IDEXX Laboratories (1)	5,000	1,966
MarketAxess Holdings	6,000	2,889	Quidel (1)	8,250	1,810
Pershing Square Tontine			Teleflex	34,000	11,574
Holdings, Class A (1)	59,000	1,339
			West Pharmaceutical Services	13,000	3,574
Pershing Square Tontine
Holdings, Class A, Warrants,					49,363
7/24/21 (1)	6,567	47
			Health Care Providers & Services 0.6%
Raymond James Financial	19,000	1,382
Tradeweb Markets, Class A	68,000	3,944	Acadia Healthcare (1)	77,000	2,270
			Molina Healthcare (1)	6,000	1,098
		18,935
					3,368
Insurance 1.6%
			Health Care Technology 1.3%
Assurant	31,000	3,761
Axis Capital Holdings	57,000	2,510	GoodRx Holdings, Class A (1)	2,783	155
GoHealth, Class A (1)	42,000	547	Veeva Systems, Class A (1)	24,000	6,748
Kemper	17,000	1,136			6,903
Selectquote (1)	27,000	547	Life Sciences Tools & Services 5.0%

		8,501	Agilent Technologies	93,000	9,387
Total Financials		29,126	Avantor (1)	200,000	4,498

HEALTH CARE 25.6%			Bruker	147,000	5,843
			PPD (1)	45,000	1,665
Biotechnology 5.3%
			PRA Health Sciences (1)	47,000	4,768
ACADIA Pharmaceuticals (1)	15,000	619
					26,161
Alkermes (1)	115,000	1,906
Alnylam Pharmaceuticals (1)	19,000	2,766	Pharmaceuticals 3.9%
Argenx, ADR (1)	11,000	2,888	Catalent (1)	123,000	10,536
Ascendis Pharma, ADR (1)	7,000	1,080	Elanco Animal Health (1)	144,000	4,022

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

MyoKardia (1)	6,000	818	Verisk Analytics	32,000	5,930
Perrigo	77,000	3,535			33,612
Royalty Pharma, Class A	30,075	1,266
			Road & Rail 1.2%
		20,177	JB Hunt Transport Services	49,000	6,193
Total Health Care		133,645
					6,193
INDUSTRIALS & BUSINESS SERVICES 16.6%			Total Industrials & Business Services		86,420
Aerospace & Defense 2.5%			INFORMATION TECHNOLOGY 21.0%
BWX Technologies	66,000	3,716
			Electronic Equipment, Instruments & Components 3.3%
L3Harris Technologies	15,000	2,548
			Amphenol, Class A	19,000	2,057
Textron	186,000	6,713
			Cognex	19,000	1,237
		12,977	Corning	139,000	4,505
Airlines 0.2%			Keysight Technologies (1)	62,000	6,124
Alaska Air Group	31,000	1,136	National Instruments	97,000	3,463
		1,136			17,386
Building Products 0.2%			IT Services 4.2%
Allegion	10,000	989	Black Knight (1)	58,000	5,049
		989	Broadridge Financial Solutions	15,000	1,980
			Fiserv (1)	15,000	1,546
Commercial Services & Supplies 0.5%
			FleetCor Technologies (1)	23,000	5,476
Waste Connections	23,000	2,387
			Gartner (1)	14,000	1,749
		2,387	Global Payments	23,000	4,084
Industrial Conglomerates 0.9%			Snowflake, Class A (1)	1,000	251
Roper Technologies	12,000	4,741	WEX (1)	11,000	1,529
		4,741			21,664
Machinery 4.7%			Semiconductors & Semiconductor Equipment 7.5%
Colfax (1)	127,000	3,983	Entegris	48,000	3,568
Fortive	73,000	5,563	Inphi (1)	15,000	1,684
IDEX	39,000	7,114	KLA	9,000	1,744
Ingersoll Rand (1)	217,000	7,725	Marvell Technology Group	212,000	8,416
		24,385	Maxim Integrated Products	70,000	4,733
			Microchip Technology	86,000	8,837
Professional Services 6.4%
			Skyworks Solutions	31,000	4,511
Clarivate (1)	228,000	7,066
			Xilinx	54,000	5,629
CoStar Group (1)	7,000	5,939
					39,122
Dun & Bradstreet Holdings (1)	62,000	1,591
Equifax	27,000	4,236	Software 6.0%
IHS Markit	42,000	3,297	Atlassian, Class A (1)	26,000	4,727
TransUnion	66,000	5,553	Bentley Systems, Class B (1)	7,175	225
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Bill.com Holdings (1)	9,000	903	UTILITIES 1.4%
Ceridian HCM Holding (1)	62,000	5,124
			Electric Utilities 0.3%
Citrix Systems	8,000	1,102
Crowdstrike Holdings, Class A			Eversource Energy	15,000	1,253
(1)	14,000	1,922			1,253
DocuSign (1)	39,000	8,394
			Gas Utilities 0.3%
Five9 (1)	8,000	1,037
			Atmos Energy	18,000	1,721
Procore Technologies,
Acquisition Date: 7/15/20,					1,721
Cost $60 (1)(2)(3)	1,339	60
			Multi-Utilities 0.8%
Slack Technologies, Class A (1)	39,000	1,048
			Sempra Energy	35,000	4,143
Splunk (1)	27,000	5,080
SS&C Technologies Holdings	27,000	1,634			4,143

		31,256	Total Utilities		7,117

Total Information Technology		109,428	Total Common Stocks
			(Cost $308,326)		505,186
MATERIALS 5.5%

Chemicals 0.5%			CONVERTIBLE PREFERRED STOCKS 0.5%

RPM International	31,000	2,568
			CONSUMER DISCRETIONARY 0.5%
		2,568
			Automobiles 0.3%
Construction Materials 0.3%
			Rivian Automotive, Series D,
Martin Marietta Materials	6,000	1,412	Acquisition Date: 12/23/19,

		1,412	Cost $921 (1)(2)(3)	85,735	1,328
			Rivian Automotive, Series E,
Containers & Packaging 4.0%			Acquisition Date: 7/10/20,
Avery Dennison	31,000	3,963	Cost $507 (1)(2)(3)	32,721	507
Ball	147,000	12,218			1,835

Packaging Corp. of America	15,000	1,636	Internet & Direct Marketing Retail 0.2%

Sealed Air	85,000	3,299	Doordash, Series H, Acquisition
		21,116	Date:6/17/20, Cost $188
			(1)(2)(3)	822	189
Metals & Mining 0.7%			Roofoods, Series F, Acquisition
Kirkland Lake Gold	73,000	3,558	Date:9/12/17, Cost $662
			(1)(2)(3)	1,871	727
		3,558
			Roofoods, Series G, Acquisition
Total Materials		28,654	Date:5/16/19, Cost $21
			(1)(2)(3)	51	21
REAL ESTATE 0.0%
					937
Real Estate Management & Development 0.0%
			Total Consumer Discretionary		2,772
WeWork, Class A, Acquisition
Date: 5/26/15, Cost $54
(1)(2)(3)	3,835	—

Total Real Estate		—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

INFORMATION TECHNOLOGY 0.0%			WeWork, Series D-2, Acquisition
			Date:12/9/14, Cost $284
Software 0.0%			(1)(2)(3)	17,066	—

Procore Technologies, Series B,			Total Real Estate		—
Acquisition Date: 7/15/20,			Total Convertible Preferred Stocks
Cost $40 (1)(2)(3)	892	40	(Cost $2,985)		2,812
Total Information Technology		40

REAL ESTATE 0.0%			SHORT-TERM INVESTMENTS 2.7%

Real Estate Management & Development 0.0%			MONEY MARKET FUNDS 2.7%
WeWork, Series D-1, Acquisition			T. Rowe Price Treasury Reserve
Date:12/9/14, Cost $362			Fund, 0.12% (4)(5)	14,183,048	14,183
(1)(2)(3)	21,721	—	Total Short-Term Investments
			(Cost $14,183)		14,183

			Total Investments in Securities	100.2%

			(Cost $325,494)		$522,181
			Other Assets Less Liabilities (0.2)%		(1,061)
			Net Assets 100%		$521,120

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1) Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)			Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $3,484 and represents 0.7% of net assets.
(4) Affiliated Companies
(5) Seven-day yield
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve Fund	$	—#	$—	$109	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Treasury Reserve Fund	$25,640	¤	¤ $	14,183	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $109 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,183.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$504,514	$—	$672	$505,186
Convertible Preferred Stocks	—	—	2,812	2,812
Short-Term Investments	14,183	—	—	14,183
Total	$518,697	$—	$3,484	$522,181